Shareholder Fees	Aug. 31, 2025 USD ($)
Neuberger Disrupters ETF | Neuberger Disrupters ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Neuberger China Equity ETF | Neuberger China Equity ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Neuberger Commodity Strategy ETF | Neuberger Commodity Strategy ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Neuberger Core Equity ETF | Neuberger Core Equity ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Neuberger Growth ETF | Neuberger Growth ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Neuberger Japan Equity ETF | Neuberger Japan Equity ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Neuberger Option Strategy ETF | Neuberger Option Strategy ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Neuberger Quality Select ETF | Neuberger Quality Select ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Neuberger Small-Mid Cap ETF | Neuberger Small-Mid Cap ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Neuberger Small Value ETF | Neuberger Small Value ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0